Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 85,667	$ 80,747
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	40,660	38,596
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	50,825	48,245
Total capital (to risk weighted assets), Ratio	16.86%	16.74%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	79,959	75,245
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	20,330	19,298
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	30,495	28,947
Tier 1 capital (to risk weighted assets), Ratio	15.73%	15.60%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Amount	79,959	75,245
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	27,792	26,862
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 34,740	$ 33,577
Tier 1 capital (to average assets), Ratio	11.51%	11.20%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%